Bonds, notes and other obligations	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about borrowings [abstract]
Bonds, notes and other obligations
13.	Bonds, notes and other obligations

(a)	This caption is comprised of the following:

Issuance	Issuer	Annual interest rate	Interest payment	Maturity	Amount issued	2021	2020
					(000)	S/(000)	S/(000)
Local issuances
Subordinated bonds – first program (b)
Eighth (A series)	Interbank	6.91%	Semi-annually	2022	S/137,900	137,900	137,900
Third (A series) (c)	Interbank	3.50% + VAC (*)	Semi-annually	2023	S/110,000	—	91,000

						137,900	228,900

Subordinated bonds – second program (b)
Second (A series)	Interbank	5.81%	Semi-annually	2023	S/150,000	149,938	149,881
Third (A series)	Interbank	7.50%	Semi-annually	2023	US$50,000	199,175	180,819

						349,113	330,700

Subordinated bonds – third program (b)
Third - single series (d)	Interseguro	4.84%	Semi-annually	2030	US$25,000	99,675	90,525
First - single series	Interseguro	6.00%	Semi-annually	2029	US$20,000	79,663	72,420
Second - single series	Interseguro	4.34%	Semi-annually	2029	US$20,000	79,740	72,420

						259,078	235,365

Corporate bonds – second program
Fifth (A series)	Interbank	3.41% + VAC (*)	Semi-annually	2029	S/150,000	150,000	150,000

Total local issuances						896,091	944,965

International issuances
Subordinated bonds (e)	Interbank	4.000%	Semi-annually	2030	US$300,000	1,188,394	1,078,493
Corporate bonds (f)	Interbank	5.000%	Semi-annually	2026	S/312,000	311,401	311,282
Corporate bonds (g)	Interbank	3.250%	Semi-annually	2026	US$400,000	1,584,288	1,436,818
Corporate bonds (h)	Interbank	3.375%	Semi-annually	2023	US$484,895	1,912,330	1,714,707
Subordinated bonds (i)	Interbank	6.625%	Semi-annually	2029	US$300,000	1,193,461	1,082,915
Senior bonds (j)	IFS	4.125%	Semi-annually	2027	US$300,000	1,178,000	1,065,482

Total international issuances						7,367,874	6,689,697

Total local and international issuances						8,263,965	7,634,662

Interest payable						125,707	144,089

Total						8,389,672	7,778,751

(*)	The Spanish term “Valor de actualización constante“ is referred to amounts in Soles indexed by inflation.
(b)	Subordinated bonds do not have specific guarantees and in accordance with SBS rules, qualify as second level equity (Tier 2) in the determination of the effective equity; see Note 16(f).

(c)	The Board of Directors of Interbank session held on July 13, 2021, agreed to redeem the entirety of these subordinated bonds, on September 30, 2021.

(d)
On September 30, 2020, Interseguro issued subordinated bonds denominated “Third Issuance of the Third Program of Subordinated Bonds Interseguro (Single Series)” for the amount of US$25,000,000, recorded in Section “Transferable Securities and Issuance Programs” of the Public Registry of the Stock Market, under the Third Program of Subordinated Bonds of Interseguro.

(e)
On June 30, 2020, Interbank placed subordinated bonds called “4.00% Subordinated Notes due 2030” for an amount of US$300,000,000, under Rule 144A and Regulation S of the U.S. Securities Act of 1933 of the United States of America. The issuance date of these bonds was July 8, 2020.

Starting on July 8, 2025,
with
prior authorization by the SBS, Interbank will be able to redeem the entirety of the bonds, having to pay a redemption price of 100 percent of the issued subordinated bonds. From that date onwards, in case Interbank does not perform the early redemption, the interest rate will increase by 371.1 basis points. After July 8, 2025, with
prior authorization by the SBS, Interbank will be able to redeem the entirety of the bonds, having to pay a redemption price of 100 percent of the issued subordinated bonds plus the present value of each scheduled coupon payment, discounted at the redemption date.

(f)
On September 24, 2019, Interbank placed corporate bonds denominated “5.00% Senior Notes due 2026” for S/312,000,000, under Rule 144A and Regulation S of the U.S. Securities Act of 1993 of the United States of America. These bonds were issued on October 1, 2019.

(g)
On September 25, 2019, Interbank placed corporate bonds denominated “3.25% Senior Notes due 2026” for US$400,000,000, under Rule 144A and Regulation S of the U.S. Securities Act of 1993 of the United States of America. These bonds were issued on October 4, 2019.

As part of said program, on September 19, 2019, Interbank announced of a buyback offering in cash of the senior bonds denominated “5.750% Senior Notes Due 2020”
issued by the Panama Branch. However, as of October 2, 2019, only approximately 37.52 percent of the holders had accepted the buyback offering in cash.
In this sense, for the remaining bondholders that did not accept the buyback offering, Interbank communicated them its decision to exercise the early redemption option of said instruments; the redemption date was November 4, 2019.

In this regard, Interbank incurred in expenses for the partial buyback of the bonds and for the early redemption option amounting to US$12,755,000 (equivalent to approximately S/42,270,000), which were recorded as “Interest for bonds, notes and other obligations” in the caption “Interest and similar expenses” in the consolidated statement of income.

(h)
In January 2018, Interbank issued corporate bonds called “3.375 Senior Unsecured Notes” for US$200,000,000, under Rule 144A and Regulation S of the U.S. Securities Act of 1993 of the United States of America.

Likewise, as part of that program, Interbank made an exchange offer addressed to the holders of the corporate bonds denominated “5.750% Senior Notes due 2020” issued by the Panama Branch, managing to exchange bonds for an amount of US$263,322,000, which generated an exchange premium of approximately US$21,573,000, which are presented together in the caption “Bonds, notes and other obligations” for an amount of US$284,895,000.
In this regard, considering the issuance of bonds in January 2018 and the exchange of bonds made, the total balance of the “3.375 Senior Unsecured Notes” amounted to US$484,895,000.
The Group concluded that the aforementioned exchange did not generate any substantial modification in the terms and conditions of the financial liability; therefore, it did not recognize a new financial liability. Additionally, according to IFRS 9, the Group reported a gain of approximately US$4,762,000 (equivalent to S/15,286,000), caused by the difference between the present values of both obligations, which were discounted at the effective interest rate of the original financial liability and included in the caption “Interest and similar expenses” of the consolidated statement of income, thus decreasing the interest expenses generated by these issuances.
As of December 31, 2021 and 2020, Interbank maintains fourteen cross-currency swaps for a total of US$441,000,000 (equivalent to approximately S/1,758,267,000 and S/1,596,861,000, respectively), see Note 10(b). Through these operations, part of the issued amount by these bonds was economically converted into Soles at a fixed rate of 4.88 percent.
As of December 31, 2021, Management does not intend to redeem these bonds before their maturity date; this situation may change in the future, depending on market conditions.

(i)
Starting in March 2024, the applicable interest rate will be a floating rate of
3-month
LIBOR plus 576 basis points payable quarterly. Starting on that date and on any interest payment date, Interbank can redeem all the notes without penalties.

In accordance with SBS regulation, this issuance qualifies as second level equity (Tier 2) in the determination of the effective equity; see Note 16(f).
As of December 31, 2021, Management does not intend to redeem these bonds before their maturity date; this situation may change in the future, depending on market conditions
.

(j)
From 2018 until July 2027, IFS,
at
 any time, can redeem these bonds, paying a penalty equal to the United States Treasury rate plus 30 basis points. The payment of principal will take place on the maturity date of the bonds or when IFS redeems them.

In October 2017, IFS entered a cross currency swap for US$150,000,000 (equivalent to approximately S/598,050,000 and S/543,150,000, as of December 31, 2021 and 2020, respectively), which was designated as a cash flow hedge, see Note 10(b). Through this operation, part of the issued amount of these bonds was economically converted to Soles at a fix rate of 5.06 percent.
As of December 31, 2021, Management does not intend to redeem these bonds before their maturity date. This situation may change in the future, depending on market conditions.

(k)
The international issuances are listed at the Luxembourg Stock Exchange. On the other hand, the local and international issuances include standard clauses of compliance with financial ratios, the use of funds and other administrative matters.

As of December 31, 2021 and 2020, the international issuances maintain mainly this common clause: submit audited financial statements on an annual basis and unaudited financial statements on a quarterly basis (both in Spanish and English). In the opinion of Group Management and its legal advisers, this clause has been met by the Group as of December 31, 2021 and 2020. In addition, Interbank maintains the following additional clauses: (i) limits regarding related party transactions that are not under market conditions and (ii) limits regarding consolidation, merger or transfer of Interbank assets. In the opinion of Interbank Management and its legal advisers, these clauses have been met by Interbank as of December 31, 2021 and 2020.

(l)	As of December 31, 2021 and 2020, the repayment schedule of these obligations is as follows:

Year	2021	2020
	S/(000)	S/(000)
2021	—	104,078
2022	249,609	137,900
2023	2,261,443	2,171,241
2024	—	—
2025 onwards	5,878,620	5,365,532

Total	8,389,672	7,778,751